Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Awards
The OppFi Inc. 2021 Equity Incentive Plan
On July 20, 2021, the Company established the Plan, which provides for the grant of awards in the form of options, stock appreciation rights, restricted stock awards, restricted stock units, performance shares, performance units, cash-based awards, and other stock-based awards to employees, non-employee
directors, officers, and consultants. As of December 31, 2024, the maximum aggregate number of shares of Class A Common Stock that may be issued under the Plan was 22,794,973 shares. The maximum aggregate number of shares is subject to annual increases beginning on January 1, 2023 and continuing on the first day of each subsequent fiscal year through and including the tenth anniversary of the commencement of the initial annual increase, which are currently equal to the lesser of five percent of the number of shares of Class A Common Stock and Class V Common Stock outstanding at the conclusion of the Company’s immediately preceding fiscal year, or an amount determined by the Company’s Board of Directors. As of December 31, 2024, the Company had only granted awards in the form of options, restricted stock units, and performance stock units.
Stock options granted to date under the Plan (“Options”) generally vest over four years with 25% of Options vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. Under the terms of the Plan, Option holders have a
10-year
period to exercise the Options before they expire.
Restricted stock units granted to employees and executive officers prior to April 1, 2024 (“RSUs”) generally vest over four years with 25% of the RSUs vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to executive officers on April 1, 2024 and beyond generally vest over three years with 25% of the RSUs vesting on the date of grant, reflecting that grants of RSUs to executive officers are currently made following the applicable performance year, and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to directors to date vest on the earlier of the one-year
anniversary of grant or the date of the Company’s next annual meeting of stockholders.
Performance stock units granted as RSUs with performance based vesting conditions to executive officers to date (“PSUs”) generally vest over four years, subject to the achievement of specified performance targets.
The Company does not currently grant new awards of stock options, stock appreciation rights or similar option-like instruments. Accordingly, the Company has no specific policy or practice on the timing of awards of Options in relation to the disclosure of material nonpublic information by the Company.
See the “Stock Awards” column in the Summary Compensation Table for the awards received by the named executive officers in 2024.

Award Timing Method	Restricted stock units granted to employees and executive officers prior to April 1, 2024 (“RSUs”) generally vest over four years with 25% of the RSUs vesting on the first anniversary of the grant and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to executive officers on April 1, 2024 and beyond generally vest over three years with 25% of the RSUs vesting on the date of grant, reflecting that grants of RSUs to executive officers are currently made following the applicable performance year, and the remaining 75% vesting quarterly over the remaining 36 months. RSUs granted to directors to date vest on the earlier of the one-year
anniversary of grant or the date of the Company’s next annual meeting of stockholders.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false